SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)				4 Months Ended	12 Months Ended
	Apr. 23, 2024	Dec. 31, 2023	Apr. 21, 2023	Apr. 16, 2024	Dec. 31, 2023
Subsequent Event | New Share Repurchase Program
SUBSEQUENT EVENTS
Repurchase Value	$ 50,000,000
American Depositary Shares | Subsequent Event | Share Repurchase Program 2021
SUBSEQUENT EVENTS
Repurchase Value				$ 1,153,492
Number of Shares repurchased				831,463
Class A ordinary shares
SUBSEQUENT EVENTS
Number of Shares repurchased		84,974,082			4,440,170
Class A ordinary shares | Institutions Investor One | New Share Repurchase Program
SUBSEQUENT EVENTS
Repurchase Value			$ 2,903,495
Number of Shares repurchased			2,322,796
Class A ordinary shares | Institutions Investor Two | New Share Repurchase Program
SUBSEQUENT EVENTS
Repurchase Value			$ 6,816,363
Number of Shares repurchased			5,453,090